Related party transactions - Transactions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Sales	€ 46	€ 74	€ 87
Purchases	(141)	(127)	(144)
Trade receivables	18	36	45
Trade payables	€ (31)	€ (26)	€ (29)